Shareholder Report	12 Months Ended
Feb. 28, 2026 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Fidelity California Municipal Trust II
Entity Central Index Key	0000878662
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2026
Fidelity California Municipal Money Market Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® California Municipal Money Market Fund
Class Name	Fidelity® California Municipal Money Market Fund
Trading Symbol	FABXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® California Municipal Money Market Fund for the period March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® California Municipal Money Market Fund	$ 42	0.42%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.42%
Net Assets	$ 6,011,426,692
Holdings Count | shares	431
Advisory Fees Paid, Amount	$ 11,601,234
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2026)
KEY FACTS
Fund Size	$6,011,426,692
Number of Holdings	431
Total Advisory Fee	$11,601,234

Holdings [Text Block]	EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets) Days 1-7 66.6 8-30 6.2 31-60 10.7 61-90 4.1 91-180 8.7 >180 1.7 Tender Option Bond 32.7 Variable Rate Demand Notes (VRDNs) 22.7 Commercial Paper 21.2 Municipal Securities 10.8 Net Other Assets (Liabilities) 12.6 ASSET ALLOCATION (% of Fund's net assets) Tender Option Bond - 32.7 Variable Rate Demand Notes (VRDNs) - 22.7 Commercial Paper - 21.2 Municipal Securities - 10.8 Net Other Assets (Liabilities) - 12.6
Fidelity California Municipal Money Market Fund - Premium Class
Shareholder Report [Line Items]
Fund Name	Fidelity® California Municipal Money Market Fund
Class Name	Fidelity® California Municipal Money Market Fund Premium Class
Trading Symbol	FSPXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® California Municipal Money Market Fund for the period March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premium Class	$ 30	0.30%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.30%
Net Assets	$ 6,011,426,692
Holdings Count | shares	431
Advisory Fees Paid, Amount	$ 11,601,234
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2026)
KEY FACTS
Fund Size	$6,011,426,692
Number of Holdings	431
Total Advisory Fee	$11,601,234

Holdings [Text Block]	EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets) Days 1-7 66.6 8-30 6.2 31-60 10.7 61-90 4.1 91-180 8.7 >180 1.7 Tender Option Bond 32.7 Variable Rate Demand Notes (VRDNs) 22.7 Commercial Paper 21.2 Municipal Securities 10.8 Net Other Assets (Liabilities) 12.6 ASSET ALLOCATION (% of Fund's net assets) Tender Option Bond - 32.7 Variable Rate Demand Notes (VRDNs) - 22.7 Commercial Paper - 21.2 Municipal Securities - 10.8 Net Other Assets (Liabilities) - 12.6
Fidelity California Municipal Money Market Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Fidelity® California Municipal Money Market Fund
Class Name	Fidelity® California Municipal Money Market Fund Institutional Class
Trading Symbol	FSBXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® California Municipal Money Market Fund for the period March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$ 20	0.20%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.20%
Net Assets	$ 6,011,426,692
Holdings Count | shares	431
Advisory Fees Paid, Amount	$ 11,601,234
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2026)
KEY FACTS
Fund Size	$6,011,426,692
Number of Holdings	431
Total Advisory Fee	$11,601,234

Holdings [Text Block]	EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets) Days 1-7 66.6 8-30 6.2 31-60 10.7 61-90 4.1 91-180 8.7 >180 1.7 Tender Option Bond 32.7 Variable Rate Demand Notes (VRDNs) 22.7 Commercial Paper 21.2 Municipal Securities 10.8 Net Other Assets (Liabilities) 12.6 ASSET ALLOCATION (% of Fund's net assets) Tender Option Bond - 32.7 Variable Rate Demand Notes (VRDNs) - 22.7 Commercial Paper - 21.2 Municipal Securities - 10.8 Net Other Assets (Liabilities) - 12.6